UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA	90071

(Address of principal executive offices)	(Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:    213-625-2870

Date of fiscal year end:    October 31, 2005

Date of reporting period:    April 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS

APRIL 30, 2005

SEMI- ANNUAL REPORT 2005

i	Management Discussion and Analysis

1	Portfolio Highlights & Investments

3	Statements of Assets & Liabilities

4	Statements of Operations

5	Statements of Changes in Net Assets

6	Notes to Financial Statements

9	Financial Highlights

10	Fund Expenses

11	Trustees & Officers

Semi-Annual Report

For the six-month period ended April 30, 2005, the European equity markets delivered positive performance, despite increased volatility.

Opportunities in the Eastern European region remain compelling as technical valuations have improved and fundamental economic indicators remain strong. The region continues to grow faster than Western Europe, and local government GDP forecasts project it to achieve economic growth of 4%-5% in 2005. Three of the dominant countries in the region, Hungary, Poland, and the Czech Republic are on a path to adopt the euro in the next couple of years, while the fourth, Russia, has taken action to improve its investment climate and support economic growth.

Western Europe continues to offer attractive valuations to go along with healthy corporate earnings. While growth in the region recently has been lackluster, inflation, which the European Central Bank (ECB) closely watches to help determine monetary policy, has managed to stay within the 2% band. This has allowed the ECB to keep interest rates at all-time lows since June 2003, helping fuel investment in the economy.

The Metzler/Payden European Emerging Markets Fund returned 11.31% for the six-month period ended April 30, 2005, while its benchmark, the Nomura Central Eastern Europe Index, returned 13.91% over the same period. Persistently high oil prices and aggressive credit expansion led the Fund’s analysts to include more energy and financial stocks, while under-weighting telecommunication stocks, relative to the benchmark. In line with this strategy, Russia’s Lukoil Oil, Czech Republic’s CEZ, and Hungary’s Mol Magyar are three of the top holdings of the Fund, putting the Fund in a good position to take advantage of high demand for petroleum and its derivatives.

The Metzler/Payden European Growth Fund returned 7.92%, while the MSCI European Growth Developed Markets Index, the Fund’s benchmark, returned 9.38% for the six-month period ended April 30, 2005. Hoping for a rebound in domestic demand, the Fund’s analysts increased the relative weight of the consumer discretionary sector, while financial and telecommunication sector stocks were pared down, relative to the benchmark. British telecommunications company Vodafone, Greek entertainment company Opap, and pharmaceutical companies Sanofi Aventis and Roche were among the top holdings of the Fund.

i

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging market countries.

Top 5 Country Holdings
Russia	30.5%
Hungary	17.3%
Poland	14.4%
Austria	10.9%
Czech Republic	9.7%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value
Consumer Discretionary (1%)
81,000	Compa S.A.	$42,869
150,000	Electroaparataj Bucuresti (b)	20,513
20,000	RABA Rt. (b)	70,846
600,000	Siretul SA	26,001
Energy (33%)
20,000	Burren Energy	183,053
35,000	Dragon Oil Plc (b)	60,064
11,500	LUKOIL - USD	1,558,250
500	LUKOIL - EUR	67,372
15,000	MOL Magyar Olaj-es Gazipari Rt.	1,230,887
30,000	Nelson Resources Limited (b)	45,267
18,500	Oao Gazprom - Spon ADR	624,375
57,000	Polski Koncern Naftowy Orlen S.A.	783,028
5,000,000	Rompetrol Rafinare SA (b)	151,494
25,000	Sibneft - ADR	388,750
4,500,000	SNP Petrom SA	503,499
1,500	Surgutneftegaz	52,067
20,000	Surgutneftegaz - ADR	699,000
Financial (27%)
550,000	Asigurarea Romaneasca-Asirom (b)	85,959
200,000	Banca Comerciala Carpatica Sibia (b)	35,094
100,000	Banca Transilvania	27,528
3,250	Bank Austria Creditanstalt	298,323
12,000	Bank Pekao SA	468,933
4,000	Bank Zachodni WBK S.A.	109,778
50,000	Denizbank A.S. (b)	139,870
9,000	Erste Bank AG	433,774
2,300	FHB Land Credit & Mortgage Bank	140,907
70,000	Finansbank AS	190,771
11,000	Hansabank Ltd. (AS Hansapank)	190,063
2,000	Komercni Banka As	251,263
36,000	OTP Bank Rt.	1,102,752
20,000	Raiffeisen International Bank - Holding AG (b)	1,028,480
130,000	Romanian Development Bank	203,176
35,000	Turk Dis Ticaret Bankasi A.S.	114,564
50,000	Turkiye Garanti Bankasi	182,500
25,000	Turkiye Is Bankasi	127,073
Healthcare (4%)
2,000	Gedeon Richter Rt.	242,610
13,000	Pliva d.d.	141,700
12,000	Zentiva NV	442,874
Industrial (3%)
4,500	AS Merko Ehitus	183,391
5,000	Budimex SA (b)	71,392

Principal or Shares	Security Description	Value
591,300	Electroputere Craiova (b)	$54,608
4,000	Neptun SA Campina (b)	33,389
25,000	Pannonplast Rt. (b)	182,212
1,400,000	Rulmentul Brasov S.A. (b)	69,620
22,000	Turbomechanica S.A.	71,111
Materials (7%)
2,000,000	Amonil S.A.	34,526
21,000	BorsodChem Rt.	243,073
900,000	Carbid Fox S.A.	25,095
2,500	Grupa Kety SA	79,283
24,000	KGHM Polska Miedz S.A.	215,709
12,000	Mining and Metallurgical Company Norilsk Nickel	666,000
3,750	Wienerberger AG	158,129
Technology (1%)
5,800	Prokom Software SA (b)	174,173
35,000	Synergon Information Systems (b)	93,298
Telecommunications (18%)
11,000	Agora SA	198,064
25,000	AO VimpelCom - ADR (b)	818,000
32,000	Cesky Telecom AS	599,461
80,000	Magyar Tavkozlesi Rt (Matav)	350,663
26,000	Mobile Telesystems - ADR	873,600
26,000	Netia S.A.	30,871
130,000	Telekomunikacja Polska SA	713,169
Utilities (7%)
63,000	CEZ	1,075,914
9,500	Unified Energy System	282,055

Total (Cost - $20,148,884) (a) (101%)		19,762,133
Liabilities in excess of Other Assets (-1%)		(206,772)

Net Assets (100%)		$19,555,361

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$777,638
Unrealized depreciation	(1,164,389)

Net unrealized depreciation	$(386,751)

(b)	Non-income producing security.

See notes to financial statements.

1	Metzler/Payden Funds

The Fund seeks long-term capital appreciation by generally investing in common and preferred growth stocks of issuers of any capitalization organized in European countries.

Top 5 Country Holdings
Germany	24.4%
United Kingdom	21.2%
France	16.7%
Switzerland	8.9%
Netherlands	5.5%

Schedule of Investments - April 30, 2005

Principal or Shares	Security Description	Value
Common Stocks (92%)
Consumer Discretionary (6%)
1,100	Carnival	$56,212
1,700	Etam Developpement SA	47,775
2,900	Next Plc	81,729
4,100	OPAP	107,422
1,900	Rodriguez Group	92,698
Consumer Staples (10%)
700	Christian Dior SA	48,461
4,500	Deutsche Lufthansa - Reg	57,621
4,700	Gallaher Group PLC	72,861
1,300	Groupe Bourbon S.A	81,057
400	Pernod-Ricard	60,423
800	Rational AG	90,506
3,100	Reckitt Benckiser Plc	100,075
1,500	Unilever NV	95,996
200	Wella AG - Preferred Stock	20,351
Energy (7%)
200	Areva	78,936
10,500	BG Group Plc	81,136
5,000	BP Amoco Plc	50,912
1,250	Compagnie Generale de Geophysique (b)	98,027
4,250	Fortum Oyj	64,309
300	Technip SA	50,717
Financial (12%)
800	Allianz AG	94,866
6,518	Anglo Irish Bank Corp. plc	76,673
6,600	DNB NOR ASA	62,703
3,400	Fortis	93,540
1,900	Grenkeleasing AG	77,358
3,400	ING Group NV	92,229
4,300	IVG Immobillien AG	74,021
800	Muenchener Rueckver Ag	87,215
6,500	Storebrand ASA	48,373
Healthcare (21%)
4,400	AstraZeneca Plc	191,374
8,600	Cambridge Antibody Technology Group (b)	91,504
8,500	GlaxoSmithKline Plc	212,646
8,000	GPC Biotech AG (b)	82,176
2,600	Morphosys AG (b)	96,867
3,300	Novartis Ag	159,611
1,900	Roche Holding AG	227,917
1,400	Sanofi Synthelabo SA	123,109
2,000	Stada Arzneimittel AG	62,480
Industrial (13%)
900	Continental AG	65,951
450	Eiffage SA	52,645

Principal or Shares	Security Description	Value
100	Geberit AG	$66,828
4,400	Lanxess (b)	90,506
2,300	Masterflex AG	81,610
6,563	Neste Oil OYJ (b)	146,462
1,050	Siemens AG	76,444
400	SIG Holding AG	82,332
2,100	Societe Industrielle D’Aviation Latecoere	94,222
1,600	Thales SA	64,547
Materials (3%)
13,500	Imperial Chemical	64,805
3,000	Salzgitter AG	61,593
5,900	Yara International Asa	78,240
Technology (8%)
2,800	Axalto Holding N.V. (b)	80,381
10,500	Infineon Technologies AG (b)	86,797
600	SAP AG	93,882
3,900	Tele Atlas NV (b)	59,665
3,500	United Internet AG	93,187
6,600	Web.DE AG (b)	72,886
Telecommunication (11%)
7,300	GN Store Nord A/S	75,968
2,300	NRJ Group	50,711
7,000	SES Global	93,412
2,000	Tele2 AB	62,866
5,400	Telefonica S.A.	91,152
105,500	Vodafone Group Plc	274,091
Transportation (1%)
1,700	Vivendi Environment	63,730

Total Common Stocks		5,616,799
Investment Companies (7%)
395,610	Dreyfus Treasury Cash Management Fund	395,610

Total (Cost - $5,905,507) (a) (99%)		6,012,409
Other Assets, net of Liabilities (1%)		88,310

Net Assets (100%)		$6,100,719

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$237,528
Unrealized depreciation	(130,626)

Net unrealized appreciation	$106,902

(b)	Non-income producing security.

See notes to financial statements.

Semi-Annual Report	2

April 30, 2005

	European Emerging Markets Fund	European Growth Fund
ASSETS:
Investments, at value (1)	$19,762,133	$6,012,409
Foreign cash (2)	251,356	91,842
Cash
Receivable for:
Interest and dividends	34,738	16,424
Investments sold		70,826
Receivable from Advisor (Note 3)	60,880	13,318
Other assets	10,416	10,062

Total Assets	20,119,523	6,214,881

LIABILITIES:
Bank overdraft	160,154
Payable for forward currency contracts	65,267	326
Payable for investments purchased	250,692	75,059
Accrued expenses:
Administration fees (Note 3)	1,262	369
Trustee fees and expenses	10,203	760
Other liabilities	76,584	37,648

Total Liabilities	564,162	114,162

NET ASSETS	$19,555,361	$6,100,719

NET ASSETS:
Paid in capital	$19,235,323	$5,774,979
Undistributed net investment income (loss)	(33,706)	21,130
Undistributed net realized gains (losses) from investments	803,441	199,428
Net unrealized appreciation (depreciation) from:
Investments	(386,751)	106,902
Translation of assets and liabilities in foreign currencies	(62,946)	(1,720)

NET ASSETS	$19,555,361	$6,100,719

Outstanding shares of beneficial interest	1,059,514	424,583

NET ASSET VALUE:
Net asset value and redemption price per share	$18.46	$14.37
Maximum offering price per share	$19.59	$15.25

(1) Investments, at cost	$20,148,884	$5,905,507
(2) Foreign cash, at cost	$252,963	$92,772

See notes to financial statements.

3	Metzler/Payden Funds

Period ended April 30, 2005

	European Emerging Markets Fund	European Growth Fund
INVESTMENT INCOME:
Interest income (Note 2)	$12,573	$2,754
Dividend income	36,858	47,866

Investment Income	49,431	50,620
EXPENSES:
Investment advisory fees (Note 3)	41,741	16,819
Administration fees (Note 3)	4,452	1,794
Custodian fees	49,498	12,290
Transfer agent fees	17,217	10,596
Registration	10,673	7,339
Trustee fees and expenses	21,349	7,054
Printing and mailing costs	22,037	5,842
Pricing	1,716	(150)
Legal fees	11,249	4,860
Accounting fees	20,292	20,292
Audit fees	14,472	14,472
Distribution fees	13,914	5,606
Other expenses	2,278	1,493

Gross Expenses	230,888	108,307
Custodian credits (Note 2)	(225)	(55)
Expense subsidy (Note 3)	(163,877)	(81,342)

Net Expenses	66,786	26,910

Net Investment Income (Loss)	(17,355)	23,710

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	888,390	206,780
Translation of assets and liabilities in foreign currencies	(75,051)	(5,613)
Futures, options and swap contracts
Change in net unrealized appreciation (depreciation) from:
Investments	(945,241)	63,371
Translation of assets and liabilities in foreign currencies	(254,541)	(119,765)
Futures, options and swap contracts

Net Realized and Unrealized Gains (Losses)	(386,443)	144,773

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(403,798)	$168,483

See notes to financial statements.

Semi-Annual Report	4

Periods ended April 30, 2005 and October 31, 2004

	European Emerging Markets Fund		European Growth Fund
	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(17,355)	$25,530	$23,710	$10,346
Net realized gains (losses) on investments	813,339	324,413	201,167	91,570
Change in net unrealized appreciation (depreciation)	(1,199,782)	659,540	(56,394)	63,278

Change in Net Assets Resulting from Operations	(403,798)	1,009,483	168,483	165,194

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(8,052)	(5,056)	(2,431)	(17,586)
Net realized gains from investments	(367,326)	(160,050)	(91,142)	(37,912)

Change in Net Assets from Distributions to Shareholders	(375,378)	(165,106)	(93,573)	(55,498)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	17,162,154	3,260,900	2,950,877	2,204,746
Reinvestment of distributions	375,193	165,106	93,455	55,432
Cost of fund shares redeemed	(2,078,014)	(941,624)	(211,706)	(17,839)
Redemption fees	5,859	7,322	5

Change in Net Assets from Capital Transactions	15,465,192	2,491,704	2,832,631	2,242,339

Total Change in Net Assets	14,686,016	3,336,081	2,907,541	2,352,035

NET ASSETS:
Beginning of period	4,869,345	1,533,264	3,193,178	841,143

End of period	$19,555,361	$4,869,345	$6,100,719	$3,193,178

Undistributed net investment income (loss)	$(33,706)	$(8,299)	$21,130	$(149)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	274,369	113,850	233,293	66,271

Shares sold	871,158	214,038	199,543	164,166
Shares issued in reinvestment of distributions	21,364	12,720	6,322	4,211
Shares redeemed	(107,377)	(66,239)	(14,575)	(1,355)

Change in shares outstanding	785,145	160,519	191,290	167,022

Outstanding shares at end of period	1,059,514	274,369	424,583	233,293

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	20,805,872		6,259,873
Sale of investments (excluding government)	5,325,080		4,006,665
Purchase of government securities	—		—
Sale of government securities	—		—

See notes to financial statements.

5	Metzler/Payden Funds

April 30, 2005

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The Funds are subject to an initial sales charge at the time of purchase of up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract

Semi-Annual Report	6

was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds 1.20% through October 31, 2005.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the

7	Metzler/Payden Funds

period. It is not recorded as liabilities in the statement of assets and liabilities, but is recognized as net expense in the statements of operations. As of April 30, 2005, the deferred expense subsidy was $480,509 for the European Emerging Markets, and $360,962 for the European Growth.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%.

The Funds have adopted a plan pursuant to SEC Rule 12b-1 by which the Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the funds, at an annualized rate of 0.25%. Payden & Rygel Distributors may also receive commission from the front-end sales charge.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.    Fund Termination

On April 29, 2005 the International Equity, Euroland Blue Chip and European Quant Equity Funds closed, at which time all portfolio holdings were liquidated and shareholders transferred to other Metzler/Payden Funds or were paid in cash.

Semi-Annual Report	8

For a share outstanding during the six months ended April 30, 2005 and the periods ended October 31st

	European Emerging Markets Fund
	2005		2004		2003 (1)
Net asset value — beginning of period	$17.75		$13.47		$10.00

Income (loss) from investment activities:
Net investment income	0.02		0.09		0.09
Net realized and unrealized gains (losses)	1.91		5.55		3.38

Total from investment activities	1.93		5.64		3.47

Distributions to shareholders:
From net investment income	(0.02)		(0.04)
From net realized gains	(1.21)		(1.35)

Total distributions to shareholders	(1.23)		(1.39)		0.00

Proceeds from redemption fees	0.01		0.03		0.00

Net asset value — end of period	$18.46		$17.75		$13.47

Total return (2)	11.31	%(3)	45.90	%(3)	34.69%

Ratios/supplemental data:
Net assets, end of period	$19,555,361		$4,869,345		$1,533,264
Ratio of gross expense to average net assets (4)	4.15%		8.36%		21.19%
Ratio of net expense to average net assets (4)	1.20%		1.16%		0.95%
Ratio of investment income less gross expenses to average net assets (4)	(3.26%)		(6.27%)		(18.49%)
Ratio of net investment income to average net assets (4)	(0.31%)		0.93%		1.75%
Portfolio turnover rate	100%		89%		141%

	European Growth Fund
	2005		2004		2003 (1)
Net asset value — beginning of period	$13.69		$12.69		$10.00

Income (loss) from investment activities:
Net investment income	0.06		0.13		0.08
Net realized and unrealized gains (losses)	1.02		1.60		2.61

Total from investment activities	1.08		1.73		2.69

Distributions to shareholders:
From net investment income	(0.01)		(0.17)
From net realized gains	(0.39)		(0.56)

Total distributions to shareholders	(0.40)		(0.73)		0.00

Proceeds from redemption fees	0.00		0.00		0.00

Net asset value — end of period	$14.37		$13.69		$12.69

Total return (2)	7.92	%(3)	13.78	%(3)	26.90%

Ratios/supplemental data:
Net assets, end of period	$6,100,719		$3,193,178		$841,143
Ratio of gross expense to average net assets (4)	4.83%		10.63%		31.22%
Ratio of net expense to average net assets (4)	1.20%		1.15%		0.95%
Ratio of investment income less gross expenses to average net assets (4)	(2.57%)		(8.83%)		(29.05%)
Ratio of net investment income to average net assets (4)	1.06%		0.65%		1.22%
Portfolio turnover rate	185%		193%		177%

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized
(3)	Total return does not reflect any applicable sales charges
(4)	Annualized

See notes to financial statements.

9	Metzler/Payden Funds

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2005. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5, times $6.29 for the European Emerging Markets Fund yields $66.05 in expense for the period.

	Value November 1, 2004	Value April 30, 2005	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,113.10	11.31%	1.20%	$6.29
European Growth	1,000.00	1,079.20	7.92%	1.20%	6.19

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (181/365 days) ended April 30, 2005 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2004	Value April 30, 2005	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,018.84	1.88%	1.20%	$6.01
European Growth	1,000.00	1,018.84	1.88%	1.20%	6.01

Semi-Annual Report	10

Name, Address and Age	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071

Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group; Director, BF&M, Ltd.

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisor Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

11	Metzler/Payden Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN FUNDS

European Emerging Markets Fund

European Growth Fund

METZLER/PAYDEN FUNDS

333 South Grand Avenue, Los Angeles, California 90071

866 673-8637 metzlerpayden.com

ITEM 2. CODE OF ETHICS

Not required in a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that material information relating to the registrant has been made known to them by others within the registrant, particularly during the six-month period ended April 30, 2005.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER
Scott J. Weiner Chairman and President

Date: July 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Executive Vice President and Chief Financial Officer

Date: July 1, 2005